Commitments and Contingencies (Details Textual 1) (USD $)	1 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended			9 Months Ended				1 Months Ended			1 Months Ended			9 Months Ended
	Aug. 31, 2012	Aug. 01, 2012 Rental Agreement [Member]	Sep. 30, 2013 Rental Agreement [Member]	Sep. 30, 2013 Abbott Biotherapeutics Corp [Member] Product Development and Patent License Agreement [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Product Development and Patent License Agreement [Member]	Sep. 30, 2013 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member]	Sep. 30, 2013 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member] Product Development and Patent License Agreement [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] After First Net Sales [Member] Product Development and Patent License Agreement [Member]	Sep. 30, 2013 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member]	Dec. 31, 2012 Abbott Biotherapeutics Corp [Member] Phase I Clinical Trial of a licensed product [Member] Product Development and Patent License Agreement [Member]	Feb. 28, 2002 Memorial Sloan Kettering Cancer Center [Member] License agreement [Member]	Sep. 30, 2013 Memorial Sloan Kettering Cancer Center [Member] License agreement [Member]	Dec. 31, 2012 Memorial Sloan Kettering Cancer Center [Member] License agreement [Member]	Mar. 27, 2012 Memorial Sloan Kettering Cancer Center [Member] Clinical Trial Agreement [Member]	Sep. 30, 2013 Oak Ridge National Laboratory [Member]	Dec. 31, 2012 Oak Ridge National Laboratory [Member]	Aug. 06, 2012 Aptiv Solutions [Member]	Sep. 30, 2013 Aptiv Solutions [Member]	Dec. 31, 2012 Aptiv Solutions [Member]	Dec. 31, 2007 Aptiv Solutions [Member]	Aug. 12, 2013 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Sep. 30, 2013 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member] Maximum [Member]	Jun. 15, 2012 Fred Hutchinson Cancer Research Center [Member] license and sponsored research agreement [Member] Minimum [Member]	Jul. 19, 2012 Fred Hutchinson Cancer Research Center [Member] Clinical Trial Agreement [Member]	Aug. 28, 2012 University of Texas M.D. Anderson Cancer Center [Member] Clinical Trial Agreement [Member] Note	Sep. 26, 2012 Johns Hopkins University [Member] Clinical Trial Agreement [Member]	Nov. 21, 2012 University of Pennsylvania [Member] Clinical Trial Agreement [Member]	May 09, 2011 Jamess Capital Group LLC [Member] Transaction management agreement [Member]	Mar. 31, 2013 Former CEO [Member] Separation and Settlement Agreement [Member]	Feb. 28, 2013 Former CEO [Member] Separation and Settlement Agreement [Member] Note	Sep. 30, 2013 Former CEO [Member] Separation and Settlement Agreement [Member]
Commitments and Contingencies (Textual)
License fee payment				$ 3,000,000	$ 3,000,000
Milestones payments				7,750,000	7,750,000	1,500,000	1,500,000			750,000	750,000	750,000
Net sales in milestones payment								10,000,000	10,000,000															1,000,000	1,000,000
Milestone payment date		Jan. 31, 2013			Jul. 24, 2012
Description of royalty payment				We agreed to pay to Abbott Biotherapeutics Corp on a country-by-country basis a royalty of up to 12% of net sales of all licensed products until the later of: (1) 12.5 years after the first commercial sale, or (2) when the patents expire.	Company shall pay to Abbott Biotherapeutics Corp on a country-by-country basis a royalty of 12% of net sales of all licensed products until the later of: (1) 12.5 years after the first commercial sale, or (2) when the patents expire.									We agrees to pay to MSKCC on a country-by-country basis a royalty of 2% of net sales of all licensed products until the later of: (1) 10 years from the first commercial sale, or (2) when the patents expire.	Company shall pay to MSKCC on a country-by-country basis a royalty of 2% of net sales of all licensed products until the later of: (1) 10 years from the first commercial sale, or (2) when the patents expire.										Royalty payments of 2% of net sales will be due to FHCRC.	Royalty payments of 2% of net sales will be due to FHCRC.
Royalty of Net Sales Percentage				12.00%
First commercial sale period				12 years 6 months
Technology access fee													50,000
Annual maintenance fee													50,000
Annual research funding													50,000
Purchase of radioactive material used for research and development																	233,100	233,100
Project estimated cost for clinical trials of drug Ac-225-HuM195																			2,200,000	1,900,000	1,859,333
Down payment of project estimated cost percentage																				12.50%	12.50%
Down payment for project																					239,000	239,000
Clinical trial cost for approval of food and drug administration																											23,500,000	13,200,000
Fund for Fred Hutchinson Cancer Research Center lab ( Per year for the first two years )																								150,000	150,000
Fund for Fred Hutchinson Cancer Research Center lab ( thereafter )																								250,000	250,000
Royalty payment for the commercial use of drugs																							37,500
Number of Patients																														24
Amount paid to each patient after Completing clinical trial																31,185													31,366	481,204	38,501	31,771
Start-up fee for clinical trial																79,623													19,749	33,946	22,847	16,000
Start-up due cost paid date																Jul. 10, 2012													Sep. 30, 2013	Sep. 30, 2013
Non - refundable institutional fee																														14,500
Annual pharmacy fee																															2,025
Amendment processing fee																															500
Monthly fee received by management firm																																	12,500
Percentage of fully diluted capital stock equal to common stock																																	10.00%
Warrant exercisable notice period description																																	The warrants contain a provision wherein the holder may waive the 90 day exercise notice requirement by giving 65 days prior notice of such waiver.
Description of period of shares availability by exercise of warrant																																	The shares available by exercise of this Warrant are also restricted and may not be sold or otherwise transfered until the earlier of twelve months from the closing date of the Pubco Transaction; or for six months after the planned Registration Statement is declared effective.
Maximum amount of out of pocket expenses																																	5,000
Consideration pursuant to agreement																																				The Company paid Mr. Talley $125,000 on March 8, 2013 and a second payment of $125,000 on September 1, 2013. The Company also paid Mr.Talley a performance bonus of $60,000 for his service from August 15, 2012 to December 31, 2012.
Amount payable in installments under agreement																																			250,000
Number Of Installments																																			2
Performance bonus payable under agreement for service																																			60,000
Rental agreement renewal description			The agreement automatically renews on a month-to-month basis and requires a two month notice of termination.
Payment of first installment for services by company																																		125,000
Outstanding payment of final installment for services by company																																		125,000
Payment of performance bonus for services by company																																		$ 60,000
Rent agreement termination date	Jan. 31, 2013	Jan. 31, 2013
Notice period for termination of agreement	60 days prior to January 1, 2013		The agreement terminated May 31, 2013.